      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2004


                                                       REGISTRATION NO. 33-43654
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                        POST-EFFECTIVE AMENDMENT NO. 24                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 38                             [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 14TH FLOOR
                            NEW YORK, NEW YORK 10038
                                 (800) 333-6524
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on ____________ pursuant to paragraph (b) of Rule 485

      (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-43654) filed on April 23, 2004.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004, AS REVISED ON MAY 19, 2004


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                                  HOME OFFICE:
                            222 BROADWAY, 14TH FLOOR
                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
General Information and History.............................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yields.........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.

For the years ended December 31, 2003, 2002, and 2001, Distributor received $686,686, $563,307 and $1,260,312, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003, 2002, and 2001, ML of New York paid administrative services fees of $3.4 million, $3.4 million, and $5.0 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount or the Account B ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A ML Domestic Money Market V.I. Subaccount and the Account B ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A ML Domestic Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

FUND                                                     FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                     -------------------   -------------------------
ML American Balance V.I. Fund*                           June 1, 1988           February 21, 1992
ML Basic Value V.I. Fund                                 July 1, 1993           July 1, 1993
ML Core Bond V.I. Fund                                   April 29, 1982         February 21, 1992
ML Domestic Money Market V.I. Fund                       February 21, 1992      February 21, 1992
ML Fundamental Growth V.I. Fund                          April 3, 2000          April 3, 2000
ML Global Allocation V.I. Fund                           February 21, 1992      February 21, 1992
ML Global Growth V.I. Fund                               June 5, 1998           June 5, 1998
ML Government Bond V.I. Fund                             May 16, 1994           May 16, 1994
ML High Current Income V.I. Fund                         April 29, 1982         February 21, 1992
ML Index 500 V.I. Fund                                   December 13, 1996      December 18, 1996
ML International Value V.I. Fund                         June 10, 1998          November 21, 2003
ML Large Cap Core V.I. Fund                              April 29, 1982         February 21, 1992
ML Large Cap Growth V.I. Fund                            April 30, 1999         November 21, 2003
ML Large Cap Value V.I. Fund                             April 23, 2001         May 1, 2001
ML Small Cap Value V.I. Fund                             April 29, 1982         February 21, 1992
ML Utilities and Telecommunications V.I. Fund*           July 1, 1993           July 1, 1993
MLIG Roszel/Delaware Trend Portfolio                     May 1, 2003            May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio         July 1, 2002           July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio             May 1, 2003            May 1, 2003
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio          July 1, 2002           July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciation Portfolio     May 1, 2003            May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio              July 1, 2002           July 1, 2002
MLIG Roszel/Seligman Mid Cap Growth Portfolio            July 1, 2002           July 1, 2002
AIM V.I. Capital Appreciation Fund                       May 5, 1993            December 18, 1996
AIM V.I. Premier Equity Fund                             May 5, 1993            December 18, 1996
AllianceBernstein Premier Growth Portfolio               June 26, 1992          December 18, 1996
AllianceBernstein Technology Portfolio                   January 11, 1996       May 1, 2001
American Century VP International Fund                   May 1, 1994            May 1, 2001
American Century VP Ultra(R) Fund                        May 1, 2001            May 1, 2004
Davis Value Portfolio                                    July 1, 1999           April 3, 2000
Federated Capital Appreciation Fund II                   June 19, 2000          May 1, 2004
Federated Kaufmann Fund II                               April 30, 2002         May 1, 2004
MFS(R) Emerging Growth Series                            July 24, 1995          December 18, 1996
PIMCO Advisors PEA Renaissance Portfolio                 July 10, 2002          May 1, 2004
PIMCO Total Return Portfolio                             December 31, 1997      April 3, 2000
Van Kampen LIT Comstock Portfolio                        April 30, 1999         May 1, 2004

---------------

* The subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                             TR = ((ERV/P)(1/N) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).

ERV   =   the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A ML Domestic Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A ML Domestic Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A ML Domestic Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Government Bond V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund (liquidated following close of business on November 21,
2003), Large Cap Value V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund),
AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), AllianceBernstein Growth and Income Portfolio (formerly Growth and Income Portfolio), AllianceBernstein Technology Portfolio (formerly Technology Portfolio), MFS Emerging Growth Series, MFS Research Series (liquidated following close of business on November 21, 2003), MFS Investors Trust Series (liquidated following close of business on November 21, 2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, Davis Value Portfolio, Total Return Portfolio, Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (liquidated following close of business on November 21, 2003), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend Portfolio (commenced operations May 1, 2003), Roszel / Lord Abbett Affiliated Portfolio (commenced operations May 1,
2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations May 1, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 36,355 shares
      (Cost $36,355)                                                $            36,355  $                    $
    Core Bond V.I. Fund, 4,773 shares
      (Cost $56,139)                                                                                  58,273
    High Current Income V.I. Fund, 2,842 shares
      (Cost $24,036)                                                                                                       22,312
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 1,698 shares
      (Cost $51,067)                                                $            43,054  $                    $
    Small Cap Value V.I. Fund, 1,535 shares
      (Cost $33,712)                                                                                  39,297
    American Balanced V.I. Fund, 750 shares
      (Cost $9,899)                                                                                                         8,411
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 3,207 shares
      (Cost $38,315)                                                $            36,243  $                    $
    Utilities and Telecommunications V.I. Fund, 383 shares
      (Cost $4,185)                                                                                    2,823
    Basic Value V.I. Fund, 5,653 shares
      (Cost $76,074)                                                                                                       80,897
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 3,084 shares
      (Cost $33,128)                                                $            32,658  $                    $
    Index 500 V.I. Fund, 2,622 shares
      (Cost $39,201)                                                                                  37,019
    Global Growth V.I. Fund, 692 shares
      (Cost $7,682)                                                                                                         5,887
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            32,658  $            37,019  $             5,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental
                                                                            Value                Growth           International
                                                                             V.I.                 V.I.              Value V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Value V.I. Fund, 482 shares
      (Cost $4,650)                                                 $             5,734  $                    $
    Fundamental Growth V.I. Fund, 2,106 shares
      (Cost $13,409)                                                                                  14,699
    International Value V.I. Fund, 2,063 shares
      (Cost $22,016)                                                                                                       23,534
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,734  $            14,699  $            23,534
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap        AllianceBernstein    AllianceBernstein
                                                                            Growth              Premier             Growth and
                                                                             V.I.                Growth               Income
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Growth V.I. Fund, 408 shares
      (Cost $3,632)                                                 $             3,779  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Portfolio, 1,660 shares
      (Cost $55,975)                                                                                  35,822
    AllianceBernstein Growth and Income Portfolio, 174 shares
      (Cost $3,201)                                                                                                         3,787
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,779  $            35,822  $             3,787
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Technology Portfolio, 77 shares
      (Cost $927)                                                   $             1,115  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 839 shares
      (Cost $24,153)                                                                                  13,007

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund, 884 shares
      (Cost $25,540)                                                                                                       17,886
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,115  $            13,007  $            17,886
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd)(Note 1):
    AIM V.I. Capital Appreciation Fund, 337 shares
      (Cost $10,676)                                                $             7,176  $                    $
    AIM V.I. International Growth Fund, 45 shares
      (Cost $626)                                                                                        718

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 1,405 shares
      (Cost $13,510)                                                                                                       14,854
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             7,176                  718  $            14,854
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             7,176  $               718  $            14,854
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Seligman
                                                                            Total              Small-Cap             Emerging
                                                                            Return               Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 3,298 shares
      (Cost $34,155)                                                $            34,163  $                    $

  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 143 shares
      (Cost $1,898)                                                                                    2,321

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 19 shares
      (Cost $455)                                                                                                             461
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            34,163  $             2,321  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 615 shares
      (Cost $3,796)                                                 $             3,953  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 483 shares
      (Cost $4,533)                                                                                    5,632
    Roszel / Lord Abbett Bond Debenture Portfolio, 114 shares
      (Cost $1,262)                                                                                                         1,308
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 990 shares
      (Cost $9,434)                                                 $            11,118  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 523 shares
      (Cost $5,548)                                                                                    6,002
    Roszel / Seligman Mid Cap Growth Portfolio, 148 shares
      (Cost $1,517)                                                                                                         1,807
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 328 shares
      (Cost $3,578)                                                 $             4,064  $                    $
    Roszel / Lord Abbett Affiliated Portfolio, 359 shares
      (Cost $3,906)                                                                                    4,344
    Roszel / PIMCO CCM Capital Appreciation Portfolio, 1,034 shares
      (Cost $11,404)                                                                                                       12,232
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               318  $             2,130  $             1,785
 Asset-Based Insurance Charges (Note 6)                                            (612)                (769)                (278)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (294)               1,361                1,507
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  131               (1,105)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  250                4,395
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  381                3,290
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (294)               1,742                4,797
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          33,288                   82                   42
 Contract Owner Withdrawals                                                     (14,684)              (5,101)              (1,516)
 Net Transfers In (Out) (Note 3)                                                (27,855)               8,893                  544
 Contract Charges (Note 6)                                                           (8)                 (15)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,259)               3,859                 (936)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,553)               5,601                3,861
Net Assets, Beginning of Period                                                  45,908               52,672               18,451
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,355  $            58,273  $            22,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               152  $               125  $               178
 Asset-Based Insurance Charges (Note 6)                                            (501)                (448)                (108)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (349)                (323)                  70
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,949)                 593                 (484)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 12,189               11,188                1,879
 Capital Gain Distributions (Note 2)                                                  0                  156                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 10,240               11,937                1,395
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,891               11,614                1,465
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              95                   53                    0
 Contract Owner Withdrawals                                                      (2,132)              (2,466)                (763)
 Net Transfers In (Out) (Note 3)                                                  1,225                 (409)                (354)
 Contract Charges (Note 6)                                                          (13)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (825)              (2,833)              (1,120)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           9,066                8,781                  345
Net Assets, Beginning of Period                                                  33,988               30,516                8,066
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,054  $            39,297  $             8,411
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               960  $                80  $               810
 Asset-Based Insurance Charges (Note 6)                                            (386)                 (36)                (944)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      574                   44                 (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (973)                (724)              (1,535)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,799                1,135               21,255
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,826                  411               19,720
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,400                  455               19,586
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                    0                  144
 Contract Owner Withdrawals                                                      (2,049)                (218)              (4,602)
 Net Transfers In (Out) (Note 3)                                                  4,224                 (291)                 754
 Contract Charges (Note 6)                                                          (12)                  (1)                 (23)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,340                 (510)              (3,727)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          10,740                  (55)              15,859
Net Assets, Beginning of Period                                                  25,503                2,878               65,038
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            36,243  $             2,823  $            80,897
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,539  $                31  $               458
 Asset-Based Insurance Charges (Note 6)                                            (601)                 (20)                (440)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      938                   11                   18
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               342                 (172)                (195)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,836)                 719                8,302
 Capital Gain Distributions (Note 2)                                                966                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (528)                 547                8,107
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          410                  558                8,125
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             136                    0                  118
 Contract Owner Withdrawals                                                      (3,778)                 (43)              (1,638)
 Net Transfers In (Out) (Note 3)                                                (11,783)              (2,207)               5,759
 Contract Charges (Note 6)                                                           (8)                  (1)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (15,433)              (2,251)               4,228
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (15,023)              (1,693)              12,353
Net Assets, Beginning of Period                                                  47,681                1,693               24,666
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,658  $                 0  $            37,019
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                53  $                 0  $                25
 Asset-Based Insurance Charges (Note 6)                                             (66)                  (4)                 (67)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (13)                  (4)                 (42)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (897)                (391)                  41
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,329                  472                1,456
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,432                   81                1,497
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,419                   77                1,455
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                   64
 Contract Owner Withdrawals                                                        (280)                 (23)                (542)
 Net Transfers In (Out) (Note 3)                                                    (92)                (391)                 584
 Contract Charges (Note 6)                                                           (2)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (372)                (414)                 105
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,047                 (337)               1,560
Net Assets, Beginning of Period                                                   4,840                  337                4,174
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,887  $                 0  $             5,734
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                         Fundamental                                Large Cap
                                                                            Growth           International            Growth
                                                                             V.I.              Value V.I.              V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                16  $               636  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (205)                (251)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (189)                 385                  (36)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,392)                (735)                (318)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,439                6,924                1,132
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,047                6,189                  814
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,858                6,574                  778
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              62                   49                   25
 Contract Owner Withdrawals                                                        (970)              (1,227)                (188)
 Net Transfers In (Out) (Note 3)                                                 (5,042)               1,231                  903
 Contract Charges (Note 6)                                                           (2)                  (6)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,952)                  47                  739
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,094)               6,621                1,517
Net Assets, Beginning of Period                                                  17,793               16,913                2,262
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,699  $            23,534  $             3,779
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein         Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                35
 Asset-Based Insurance Charges (Note 6)                                             (22)                (458)                 (55)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (22)                (458)                 (20)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,217)              (2,245)                (342)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,766                9,365                1,296
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    549                7,120                  954
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          527                6,662                  934
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   41                   14
 Contract Owner Withdrawals                                                         (53)              (2,022)                (594)
 Net Transfers In (Out) (Note 3)                                                 (3,234)              (1,637)                (330)
 Contract Charges (Note 6)                                                           (1)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,284)              (3,635)                (910)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,757)               3,027                   24
Net Assets, Beginning of Period                                                   2,757               32,795                3,763
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            35,822  $             3,787
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                74
 Asset-Based Insurance Charges (Note 6)                                              (9)                (166)                (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (9)                (166)                 (39)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (74)              (1,502)              (8,377)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    288                4,684                9,693
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    214                3,182                1,316
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          205                3,016                1,277
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   66                    9
 Contract Owner Withdrawals                                                          (4)                (570)                (351)
 Net Transfers In (Out) (Note 3)                                                    666               (1,001)             (11,876)
 Contract Charges (Note 6)                                                            0                   (7)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             662               (1,512)             (12,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             867                1,504              (10,946)
Net Assets, Beginning of Period                                                     248               11,503               10,946
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,115  $            13,007  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $                50  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (10)                (231)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                (181)                 (91)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (166)              (1,462)                (596)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    254                5,240                2,327
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     88                3,778                1,731
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           85                3,597                1,640
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   26                    6
 Contract Owner Withdrawals                                                         (82)                (989)                (369)
 Net Transfers In (Out) (Note 3)                                                 (1,074)              (1,629)                (813)
 Contract Charges (Note 6)                                                            0                   (9)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,156)              (2,601)              (1,180)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,071)                 996                  460
Net Assets, Beginning of Period                                                   1,071               16,890                6,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            17,886  $             7,176
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 4  $                76  $               736
 Asset-Based Insurance Charges (Note 6)                                             (12)                (135)                (390)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (8)                 (59)                 346
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (24)                (174)                 475
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    183                2,693                 (291)
 Capital Gain Distributions (Note 2)                                                  0                    0                  217
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    159                2,519                  401
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          151                2,460                  747
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   40                  176
 Contract Owner Withdrawals                                                          (6)                (454)              (2,861)
 Net Transfers In (Out) (Note 3)                                                      9                4,611               17,488
 Contract Charges (Note 6)                                                            0                   (2)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               7                4,195               14,798
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             158                6,655               15,545
Net Assets, Beginning of Period                                                     560                8,199               18,618
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               718  $            14,854  $            34,163
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)                  (7)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               376                   77                  (48)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    729                   64                  150
 Capital Gain Distributions (Note 2)                                                 25                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,130                  141                  102
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,085                  134                   95
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              51                    3                    0
 Contract Owner Withdrawals                                                        (210)                 (10)                 (22)
 Net Transfers In (Out) (Note 3)                                                 (1,030)                (758)                 (92)
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,189)                (765)                (114)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (104)                (631)                 (19)
Net Assets, Beginning of Period                                                   2,425                  631                  480
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,321  $                 0  $               461
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                26  $                 0  $                26
 Asset-Based Insurance Charges (Note 6)                                             (47)                 (59)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (21)                 (59)                  19
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (104)                 102                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    876                1,354                   40
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    772                1,456                   50
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          751                1,397                   69
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   17
 Contract Owner Withdrawals                                                        (206)                (387)                 (76)
 Net Transfers In (Out) (Note 3)                                                    (64)               1,140                1,125
 Contract Charges (Note 6)                                                           (1)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (271)                 752                1,066
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             480                2,149                1,135
Net Assets, Beginning of Period                                                   3,473                3,483                  173
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,953  $             5,632  $             1,308
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                33  $                70  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (166)                 (66)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (133)                   4                  (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,214                  435                   12
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,651                  373                  333
 Capital Gain Distributions (Note 2)                                                  0                  221                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,865                1,029                  345
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,732                1,033                  330
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              74                    6                   24
 Contract Owner Withdrawals                                                        (785)                (449)                 (79)
 Net Transfers In (Out) (Note 3)                                                    551                 (741)                 735
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (161)              (1,184)                 680
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,571                 (151)               1,010
Net Assets, Beginning of Period                                                   8,547                6,153                  797
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,118  $             6,002  $             1,807
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (20)                 (37)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                  126                   27
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    486                  438                  828
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    506                  564                  855
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          486                  544                  818
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    6                    0
 Contract Owner Withdrawals                                                        (109)                (111)                (167)
 Net Transfers In (Out) (Note 3)                                                  3,687                3,905               11,582
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,578                3,800               11,414
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,064                4,344               12,232
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,064  $             4,344  $            12,232
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               732  $             2,476  $             2,231
 Asset-Based Insurance Charges (Note 6)                                            (701)                (706)                (291)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       31                1,770                1,940
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (64)              (4,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                2,399                1,637
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                2,335               (2,841)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           31                4,105                 (901)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          42,656                  229                   50
 Contract Owner Withdrawals                                                     (22,836)              (4,786)              (2,054)
 Net Transfers In (Out) (Note 3)                                                (26,568)               1,998               (2,561)
 Contract Charges (Note 6)                                                           (7)                 (13)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,755)              (2,572)              (4,572)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,724)               1,533               (5,473)
Net Assets, Beginning of Period                                                  52,632               51,139               23,924
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            45,908  $            52,672  $            18,451
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               307  $                 0  $               247
 Asset-Based Insurance Charges (Note 6)                                            (543)                (570)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (236)                (570)                 117
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,090)              (1,770)                (724)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,621)             (11,907)                (921)
 Capital Gain Distributions (Note 2)                                                  0                2,157                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (7,711)             (11,520)              (1,645)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (7,947)             (12,090)              (1,528)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             221                  169                    0
 Contract Owner Withdrawals                                                      (3,581)              (2,844)                (743)
 Net Transfers In (Out) (Note 3)                                                  1,471               (4,273)                (945)
 Contract Charges (Note 6)                                                          (12)                 (11)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,901)              (6,959)              (1,692)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,848)             (19,049)              (3,220)
Net Assets, Beginning of Period                                                  43,836               49,565               11,286
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            33,988  $            30,516  $             8,066
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               929  $               130
 Asset-Based Insurance Charges (Note 6)                                              (3)                (377)                 (50)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 552                   80
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               140               (1,496)                (646)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (56)              (1,901)                (394)
 Capital Gain Distributions (Note 2)                                                  0                    0                   88
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84               (3,397)                (952)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           81               (2,845)                (872)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   49                    0
 Contract Owner Withdrawals                                                         (18)              (1,978)                (752)
 Net Transfers In (Out) (Note 3)                                                   (672)                 503                 (307)
 Contract Charges (Note 6)                                                            0                  (12)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (690)              (1,438)              (1,060)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (609)              (4,283)              (1,932)
Net Assets, Beginning of Period                                                     609               29,786                4,810
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            25,503  $             2,878
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                19  $               745  $             2,335
 Asset-Based Insurance Charges (Note 6)                                              (9)                (997)                (563)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                 (252)               1,772
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (439)              (2,446)                 185
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    422              (14,072)               1,144
 Capital Gain Distributions (Note 2)                                                  0                  767                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (17)             (15,751)               1,329
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (7)             (16,003)               3,101
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  446                  368
 Contract Owner Withdrawals                                                        (220)              (4,480)              (3,705)
 Net Transfers In (Out) (Note 3)                                                 (1,952)               6,387               12,443
 Contract Charges (Note 6)                                                            0                  (22)                  (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,172)               2,331                9,099
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,179)             (13,672)              12,200
Net Assets, Beginning of Period                                                   2,179               78,710               35,481
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            65,038  $            47,681
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $               362  $                 6
 Asset-Based Insurance Charges (Note 6)                                             (28)                (407)                 (83)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 (45)                 (77)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                 (944)              (2,063)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (207)              (7,083)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (201)              (8,027)              (2,034)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (221)              (8,072)              (2,111)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  315                    8
 Contract Owner Withdrawals                                                         (99)              (1,822)                (479)
 Net Transfers In (Out) (Note 3)                                                   (217)              (1,871)                (763)
 Contract Charges (Note 6)                                                           (1)                 (11)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (317)              (3,389)              (1,237)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (538)             (11,461)              (3,348)
Net Assets, Beginning of Period                                                   2,231               36,127                8,188
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,693  $            24,666  $             4,840
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                13
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (32)                (175)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (10)                (162)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,128)                (108)                (541)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    838                 (383)              (3,233)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (290)                (491)              (3,774)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (297)                (501)              (3,936)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  334
 Contract Owner Withdrawals                                                         (38)                 (93)                (591)
 Net Transfers In (Out) (Note 3)                                                   (344)               3,915                9,272
 Contract Charges (Note 6)                                                            0                   (1)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (382)               3,859                9,014
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (679)               3,358                5,078
Net Assets, Beginning of Period                                                   1,016                  816               12,715
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               337  $             4,174  $            17,793
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                               Large Cap
                                                                        International            Growth         AllianceBernstein
                                                                          Value V.I.              V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               862  $                 0  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (322)                 (34)                 (73)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      540                  (34)                 (73)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,235)                (289)              (2,149)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,417)                (381)                (162)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,652)                (670)              (2,311)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,112)                (704)              (2,384)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              99                    4                   12
 Contract Owner Withdrawals                                                      (1,429)                (158)                (260)
 Net Transfers In (Out) (Note 3)                                                 (3,892)                 384               (2,483)
 Contract Charges (Note 6)                                                           (7)                  (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,229)                 229               (2,733)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (8,341)                (475)              (5,117)
Net Assets, Beginning of Period                                                  25,254                2,737                7,874
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,913  $             2,262  $             2,757
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                      AllianceBernstein    AllianceBernstein
                                                                           Premier             Growth and       AllianceBernstein
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                23  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (591)                 (68)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (591)                 (45)                 (18)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,562)                (175)                (644)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (14,120)                (762)                (161)
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (16,682)                (819)                (805)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (17,273)                (864)                (823)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             234                  149                    3
 Contract Owner Withdrawals                                                      (3,678)                (240)                 (60)
 Net Transfers In (Out) (Note 3)                                                 (5,975)                (351)              (1,209)
 Contract Charges (Note 6)                                                          (20)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,439)                (442)              (1,266)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (26,712)              (1,306)              (2,089)
Net Assets, Beginning of Period                                                  59,507                5,069                2,337
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            32,795  $             3,763  $               248
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                42  $                 6
 Asset-Based Insurance Charges (Note 6)                                            (238)                (200)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (238)                (158)                 (12)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,618)              (2,036)                 (70)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,442)              (2,371)                (215)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (8,060)              (4,407)                (285)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (8,298)              (4,565)                (297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             130                   44                    1
 Contract Owner Withdrawals                                                      (1,344)              (1,146)                (153)
 Net Transfers In (Out) (Note 3)                                                 (2,022)              (2,476)                 451
 Contract Charges (Note 6)                                                           (8)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,244)              (3,584)                 299
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,542)              (8,149)                   2
Net Assets, Beginning of Period                                                  23,045               19,095                1,069
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,503  $            10,946  $             1,071
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                69  $                 0  $                 3
 Asset-Based Insurance Charges (Note 6)                                            (326)                (117)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (257)                (117)                 (13)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,210)                (573)                 302
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (7,037)              (1,929)                (167)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (9,247)              (2,502)                 135
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,504)              (2,619)                 122
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             275                   94                    5
 Contract Owner Withdrawals                                                      (1,705)                (700)                 (88)
 Net Transfers In (Out) (Note 3)                                                 (6,067)              (1,043)              (3,140)
 Contract Charges (Note 6)                                                          (11)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (7,508)              (1,653)              (3,223)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,012)              (4,272)              (3,101)
Net Assets, Beginning of Period                                                  33,902               10,988                3,661
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,890  $             6,716  $               560
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                63  $               616  $                 0
 Asset-Based Insurance Charges (Note 6)                                            (118)                (233)                 (92)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (55)                 383                  (92)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (204)                 120                 (629)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,352)                 431               (1,068)
 Capital Gain Distributions (Note 2)                                                  0                  205                   28
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,556)                 756               (1,669)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,611)               1,139               (1,761)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             177                  422                  157
 Contract Owner Withdrawals                                                        (292)              (1,236)                (361)
 Net Transfers In (Out) (Note 3)                                                  1,560                7,499               (1,326)
 Contract Charges (Note 6)                                                           (2)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,443                6,685               (1,530)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (168)               7,824               (3,291)
Net Assets, Beginning of Period                                                   8,367               10,794                5,716
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             8,199  $            18,618  $             2,425
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                25
 Asset-Based Insurance Charges (Note 6)                                             (14)                 (13)                 (47)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (14)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (227)                (167)                 (50)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (98)                (184)                (777)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (325)                (351)                (827)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (339)                (362)                (849)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   12                  117
 Contract Owner Withdrawals                                                        (109)                 (96)                (128)
 Net Transfers In (Out) (Note 3)                                                    629                  260                1,001
 Contract Charges (Note 6)                                                            0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             541                  176                  989
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             202                 (186)                 140
Net Assets, Beginning of Period                                                     429                  666                3,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               631  $               480  $             3,473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (20)                   0                  (40)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                   2                  (40)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 6                    0                   44
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (254)                   5                   33
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (248)                   5                   77
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (268)                   7                   37
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                    0                   28
 Contract Owner Withdrawals                                                         (62)                   0                 (126)
 Net Transfers In (Out) (Note 3)                                                  3,803                  166                8,608
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,751                  166                8,510
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,483                  173                8,547
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,483  $               173  $             8,547
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                35  $                 0
 Asset-Based Insurance Charges (Note 6)                                             (22)                  (5)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       13                   (5)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                  (42)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (34)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           95                  (39)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               6                    6
 Contract Owner Withdrawals                                                         (73)                 (14)
 Net Transfers In (Out) (Note 3)                                                  6,125                  844
 Contract Charges (Note 6)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,058                  836
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,153                  797
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             6,153  $               797
                                                                    ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (forty-two during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds ") . The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

                Fund            Retirement   Retirement   Retirement
                                   Plus        Power      Optimizer
      Domestic Money Market     Available    Available    Available
      V.I. Fund
      Core Bond V.I. Fund (4)   Available    Available    Available
      High Current Income V.I.  Available       Not          Not
      Fund                                   Available    Available
      Large Cap Core V.I. Fund  Available       Not          Not
      (3)                                    Available    Available
      Small Cap Value V.I.      Available    Available    Available
      Fund
      American Balanced V.I.    Available       Not          Not
      Fund (2)                               Available    Available
      Global Allocation V.I.    Available       Not          Not
      Fund (6)                               Available    Available
      Utilities and Telecom     Available       Not          Not
      V.I. Fund (2)                          Available    Available
      Basic Value V.I. Fund     Available    Available    Available
      Government Bond V.I.      Available    Available    Available
      Fund
      Index 500 V.I. Fund       Available    Available    Available
      Global Growth V.I. Fund   Available       Not          Not
                                             Available    Available
      Large Cap Value V.I.      Available       Not          Not
      Fund                                   Available    Available


      Fundamental Growth V.I.   Available    Available    Available
      Fund
      International Value V.I.  Available    Available    Available
      Fund (1)
      Large Cap Growth V.I.     Available       Not          Not
      Fund (1),(5)                           Available    Available

1. Effective November 21, 2003, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
2. Prior to the periods included in these financial statements, the American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
3.    Following  the close of business on April  30,  2002,  the
      Natural Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
4. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond V.I. Fund.
5. Following the close of business on November 21, 2003, the Focus Twenty V.I. Fund was liquidated and substituted into the Large Cap Growth V.I. Fund.
6. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund.

   - AllianceBernstein Variable Products Series Fund, Inc. - Three of the investment divisions (four during the year) each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management , L.P. Effective March 31, 2003 the Premier Growth Portfolio was renamed the AllianceBerstein Premier Growth Portfolio, the Growth and Income Portfolio was renamed the AllianceBerstein Growth and Income Portfolio, and the Technology Portfolio was renamed the AllianceBernstein Technology Portfolio.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Premier Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio


   - MFS Variable Insurance Trust - One of the investment divisions (three during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS"). The investment advisor to MFS is Massachusetts Financial Services Company.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds("AIM").
      The investment advisor to AIM is AIM Advisors, Inc.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc.
      ("Davis").  The  investment  advisor  to  Davis  is  Davis
      Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available


   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios , Inc. ("American Century") . The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

                     Fund               Retirement  Retirement  Retirement
                                           Plus        Power    Optimizer
      Roszel / J P Morgan Small Cap      Available   Available  Available
      Growth Porfolio
      Roszel / Lord Abbett Bond             Not     Available  Available
      Debenture Portfolio                Available
      Roszel / Lord Abbett Mid Cap Value Available  Available  Available
      Portfolio
      Roszel / PIMCO Small Cap Value     Available  Available  Available
      Portfolio
      Roszel / Seligman Mid Cap Growth   Available  Available  Available
      Portfolio
      Roszel / Delaware Trend Portfolio  Available  Available  Available
      (1),(2)
      Roszel / Lord Abbett Affiliated    Available  Available  Available
      Portfolio (1)
      Roszel / PIMCO CCM Capital         Available  Available  Available
      Appreciation Portfolio (1),(3)

1. The Roszel / Delaware Trend Portfolio, Roszel / Lord Abbett Affiliated Portfolio, and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on May 1, 2003.
2. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.


3. Following the close of business on November 21, 2003, the MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM
      Capital Appreciation Portfolio.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without  regard  to  the  guaranteed  minimum death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.


   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.   NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Domestic Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $            55,693  $            65,246
Core Bond V.I. Fund                                                              20,402               15,182
High Current Income V.I. Fund                                                     3,060                2,489
Large Cap Core V.I. Fund                                                          2,169                3,343
Small Cap Value V.I. Fund                                                         2,651                5,651
American Balanced V.I. Fund                                                         177                1,227
Global Allocation V.I. Fund                                                       5,711                2,797
Utilities and Telecommunications V.I. Fund                                           79                  545
Basic Value V.I. Fund                                                             4,852                8,713
Government Bond V.I. Fund                                                         7,733               21,262
Developing Capital Markets V.I. Fund                                                 31                2,271
Index 500 V.I. Fund                                                              11,616                7,370
Global Growth V.I. Fund                                                             460                  845
Focus Twenty V.I. Fund                                                                2                  420
Large Cap Value V.I. Fund                                                         1,753                1,690
Fundamental Growth V.I. Fund                                                      4,166               10,307
International Value V.I. Fund                                                    32,971               32,539
Large Cap Growth V.I. Fund                                                        5,532                4,829
AllianceBernstein Quasar Portfolio                                                   25                3,331
AllianceBernstein Premier Growth Portfolio                                        1,817                5,910
AllianceBernstein Growth and Income Portfolio                                       518                1,448
AllianceBernstein Technology Portfolio                                              965                  312
MFS Emerging Growth Series                                                          488                2,166
MFS Research Series                                                                 117               12,379
MFS Investors Trust Series                                                           29                1,188
AIM V.I. Premier Equity Fund                                                        142                2,924
AIM V.I. Capital Appreciation Fund                                                  180                1,451
AIM V.I. International Growth Fund                                                9,092                9,093
Davis Value Portfolio                                                             5,683                1,547
Total Return Portfolio                                                           29,704               14,343
Seligman Small-Cap Value Portfolio                                                1,805                3,014
Delaware VIP Trend Series                                                            90                  862
Emerging Growth Portfolio                                                            24                  145
VP International Fund                                                               330                  622
Roszel / JP Morgan Small Cap Growth Portfolio                                     1,495                  802
Roszel / Lord Abbett Bond Debenture Portfolio                                     1,210                  125
Roszel / Lord Abbett Mid Cap Value Portfolio                                      6,323                6,617
Roszel / PIMCO Small Cap Value Portfolio                                          4,665                5,624
Roszel / Seligman Mid Cap Growth Portfolio                                          815                  150
Roszel / Delaware Trend Portfolio                                                 3,724                  166
Roszel / Lord Abbett Affiliated Portfolio                                         4,960                1,180
Roszel / PIMCO CCM Capital Appreciation Portfolio                                11,640                  263
                                                                    -------------------- --------------------
                                                                    $           244,899  $           262,388
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,826 $     9.92 $    13.68 $     36,355      0.73 %      1.35 %    1.59 %     -0.86 %    -0.67 %
    2002            3,570      10.01      13.77       45,908      1.47        1.35      1.59       -0.12       0.07
    2001            4,171      10.01      13.75       52,632      3.64        1.35      1.59        0.09       2.45
    2000            2,467      13.41      13.41       33,085                  1.35      1.35        4.38       4.58
    1999            2,623      12.82      12.82       33,625                  1.35      1.35        3.39       3.39

Core Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,423 $    10.83 $    18.79 $     58,273      3.78 %      1.35 %    1.59 %      3.11 %     3.30 %
    2002            2,910      10.50      18.18       52,672      4.74        1.35      1.59        7.84       8.05
    2001            3,040      16.82      16.82       51,139      5.53        1.35      1.35        5.14       5.14
    2000            2,565      15.98      15.98       40,995                  1.35      1.35        8.43       8.43
    1999            2,879      14.72      14.72       42,373                  1.35      1.35       -3.76      -3.76



5. UNIT VALUES (Continued)

High Current Income V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,141 $    19.55 $    19.55 $     22,312      8.67 %      1.35 %    1.35 %     26.33 %    26.33 %
    2002            1,193      15.47      15.47       18,451     10.35        1.35      1.35       -2.83      -2.83
    2001            1,503      15.91      15.91       23,924     10.67        1.35      1.35        2.51       2.51
    2000            1,727      15.51      15.51       26,788                  1.35      1.35       -8.42      -8.42
    1999            1,879      16.92      16.92       31,785                  1.35      1.35        4.43       4.43

Large Cap Core V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,726 $    24.95 $    24.95 $     43,054      0.41 %      1.35 %    1.35 %     29.70 %    29.70 %
    2002            1,768      19.23      19.23       33,988      0.76        1.35      1.35      -18.14     -18.14
    2001            1,867      23.47      23.47       43,836      0.70        1.35      1.35       -8.73      -8.73
    2000            2,051      25.70      25.70       52,720                  1.35      1.35      -11.15     -11.15
    1999            2,191      28.89      28.89       63,309                  1.35      1.35       29.54      29.54

Small Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,258 $    12.06 $    31.46 $     39,297      0.38 %      1.35 %    1.59 %     40.66 %    40.93 %
    2002            1,385       8.57      22.31       30,516      0.00        1.35      1.59      -24.96     -24.82
    2001            1,671      29.66      29.66       49,565      4.67        1.35      1.35       28.00      28.00
    2000            1,718      23.15      23.15       39,763                  1.35      1.35       13.10      13.10
    1999            1,677      20.45      20.45       34,303                  1.35      1.35       32.22      32.22



5. UNIT VALUES (Continued)

American Balanced V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              463 $    18.19 $    18.19 $      8,411      2.23 %      1.35 %    1.35 %     19.86 %    19.86 %
    2002              532      15.16      15.16        8,066      2.57        1.35      1.35      -14.88     -14.88
    2001              634      17.81      17.81       11,286      2.55        1.35      1.35       -8.73      -8.73
    2000              587      19.49      19.49       11,433                  1.35      1.35       -3.09      -3.09
    1999              703      20.09      20.09       14,129                  1.35      1.35        7.16       7.16

Natural Resources Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001               40      15.29      15.29          609      0.14        1.35      1.35      -12.28     -12.28
    2000               49      17.42      17.42          849                  1.35      1.35       37.17      37.17
    1999               53      12.68      12.68          676                  1.35      1.35       24.94      24.94

Global Allocation V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,842 $    19.68 $    19.68 $     36,243      3.36 %      1.35 %    1.35 %     32.82 %    32.82 %
    2002            1,722      14.81      14.81       25,503      3.32        1.35      1.35       -9.42      -9.42
    2001            1,822      16.34      16.34       29,786      1.39        1.35      1.35      -10.18     -10.18
    2000            2,084      18.18      18.18       37,885                  1.35      1.35      -10.92     -10.92
    1999            2,343      20.38      20.38       47,752                  1.35      1.35       19.63      19.63



5. UNIT VALUES (Continued)

Utilities and Telecommunications V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              165 $    17.12 $    17.12 $      2,823      3.00 %      1.35 %    1.35 %     18.52 %    18.52 %
    2002              199      14.44      14.44        2,878      3.41        1.35      1.35      -19.90     -19.90
    2001              267      18.01      18.01        4,810      4.59        1.35      1.35      -15.26     -15.26
    2000              308      21.24      21.24        6,538                  1.35      1.35       -4.11      -4.11
    1999              356      22.12      22.12        7,864                  1.35      1.35       11.01      11.01

International Equity Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              677      13.20      13.20        8,937                  1.35      1.35      -18.47     -18.47
    1999              765      16.18      16.18       12,374                  1.35      1.35       35.65      35.65

Global Bond Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2001              186      11.68      11.68        2,179      3.46        1.35      1.35       -4.60      -4.60
    2000              220      12.23      12.23        2,691                  1.35      1.35       -1.07      -1.07
    1999              267      12.35      12.35        3,297                  1.35      1.35       -9.50      -9.50



5. UNIT VALUES (Continued)

Basic Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,040 $    11.90 $    30.31 $     80,897      1.18 %      1.35 %    1.59 %     31.13 %    31.38 %
    2002            3,157       9.08      23.06       65,038      1.02        1.35      1.59      -19.07     -18.91
    2001            2,969      11.21      28.42       78,710      4.11        1.35      1.59        2.60      14.13
    2000            2,529      27.63      27.63       69,878                  1.35      1.59        9.29      11.03
    1999            2,506      24.86      24.86       62,297                  1.35      1.35       19.37      19.37

Government Bond V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,114 $    10.73 $    16.40 $     32,658      3.62 %      1.35 %    1.59 %      0.46 %     0.65 %
    2002            3,289      10.67      16.29       47,681      5.86        1.35      1.59        8.05       8.25
    2001            2,559       9.87      15.04       35,481      5.50        1.35      1.59       -1.26       5.48
    2000            1,643      14.24      14.24       23,396                  1.35      1.35        9.90       9.90
    1999            1,843      12.95      12.95       23,861                  1.35      1.35       -3.21      -3.21

Developing Capital Markets V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              259       6.54       6.54        1,693      0.39        1.35      1.35      -11.49     -11.49
    2001              302       7.38       7.38        2,231      0.89        1.35      1.35        0.00       0.00
    2000              340       7.37       7.37        2,506                  1.35      1.35      -29.72     -29.72
    1999              556      10.48      10.48        5,827                  1.35      1.35       63.14      63.14



5. UNIT VALUES (Continued)

Index 500 V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            3,018 $     7.25 $    14.95 $     37,019      1.46 %      1.35 %    1.59 %     26.12 %    26.36 %
    2002            2,261       5.75      11.82       24,666      1.22        1.35      1.59      -23.63     -23.48
    2001            2,574       7.53      15.44       36,127      0.97        1.35      1.59      -13.67       7.00
    2000            2,205      17.85      17.85       39,355                  1.35      1.35      -10.67     -10.67
    1999            2,180      19.96      19.96       43,515                  1.35      1.35       18.77      18.77

Global Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              670 $     8.79 $     8.79 $      5,887      1.08 %      1.35 %    1.35 %     31.70 %    31.70 %
    2002              726       6.67       6.67        4,840      0.11        1.35      1.35      -28.74     -28.74
    2001              875       9.35       9.35        8,188      0.59        1.35      1.35      -24.15     -24.15
    2000            1,423      12.32      12.32       17,529                  1.35      1.35      -16.22     -16.22
    1999              796      14.69      14.69       11,698                  1.35      1.35       36.70      36.70


Balanced Capital Focus Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2000              190      10.82      10.82        2,054                  1.35      1.35        4.90       4.90
    1999              165      10.30      10.30        1,704                  1.35      1.35        6.30       6.30



5. UNIT VALUES (Continued)

Focus Twenty V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              246       1.37       1.37          337      0.00        1.35      1.35      -39.81     -39.81
    2001              448       2.27       2.27        1,016      0.00        1.35      1.35      -69.69     -69.69
    2000              730       7.47       7.47        5,454                  1.35      1.35      -25.35     -25.35

Large Cap Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              512 $    11.20 $    11.20 $      5,734      0.50 %      1.35 %    1.35 %     32.12 %    32.12 %
    2002              492       8.48       8.48        4,174      0.93        1.35      1.35      -13.83     -13.83
    2001               83       9.83       9.83          816      2.03        1.35      1.35       -1.78      -1.78

Fundamental Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,900 $     6.64 $     9.50 $     14,699      0.11 %      1.35 %    1.59 %     25.97 %    26.20 %
    2002            3,039       5.27       7.54       17,793      0.11        1.35      1.59      -28.66     -28.52
    2001            1,583       7.38      10.56       12,715      1.47        1.35      1.59      -19.42       5.60



5. UNIT VALUES (Continued)

International Value V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,951 $    10.90 $    12.75 $     23,534      3.47 %      1.35 %    1.59 %     40.00 %    40.26 %
    2002            1,962       7.78       9.10       16,913      3.69        1.35      1.59      -12.94     -12.77
    2001            2,563       8.94      10.45       25,254      4.78        1.35      1.59      -14.29       4.49
    2000            2,132      11.56      11.56       24,649                  1.35      1.35        1.39       1.39
    1999            1,805      11.39      11.39       20,558                  1.35      1.35       19.93      19.93


Large Cap Growth V.I. Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              425 $     8.88 $     8.88 $      3,779      0.00 %      1.35 %    1.35 %     32.15 %    32.15 %
    2002              337       6.72       6.72        2,262      0.00        1.35      1.35      -24.46     -24.46
    2001              308       8.89       8.89        2,737      0.04        1.35      1.35      -10.64     -10.64
    2000              284       9.94       9.94        2,823                  1.35      1.35      -17.15     -17.15
    1999               76      11.98      11.98          906                  1.35      1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                               Division matured during the year
    2000              290 $    10.67 $    10.67 $      3,089                  1.35 %    1.35 %     13.54 %    13.54 %



5. UNIT VALUES (Continued)

1999 ML Select Ten V.I. Trust
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                                                  Division was not available
    2002                                                  Division was not available
    2001                                                  Division was not available
    2000                                               Division matured during the year
    1999              574 $     9.39 $     9.39 $      5,386                  1.35 %    1.35 %     -7.34 %    -7.34 %

AllianceBernstein Quasar Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              519       5.31       5.31        2,757      0.00        1.35      1.35      -32.72     -32.72
    2001              998       7.89       7.89        7,874      3.46        1.35      1.35      -14.02     -14.02
    2000            1,111       9.17       9.17       10,190                  1.35      1.35       -7.44      -7.44
    1999              519       9.90       9.90        5,136                  1.35      1.35       15.39      15.39

AllianceBernstein Premier Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,705 $     5.22 $    14.13 $     35,822      0.00 %      1.35 %    1.59 %     21.72 %    21.95 %
    2002            3,016       4.29      11.58       32,795      0.00        1.35      1.59      -31.74     -31.61
    2001            3,674       6.29      16.92       59,507      5.41        1.35      1.59      -18.52       8.66
    2000            3,799      20.72      20.72       78,717                  1.35      1.35      -17.78     -17.78
    1999            3,581      25.17      25.17       90,143                  1.35      1.35       30.41      30.41



5. UNIT VALUES (Continued)

AllianceBernstein Growth and Income Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              356 $    10.62 $    10.66 $      3,787      1.01 %      1.55 %    1.59 %     30.42 %    30.47 %
    2002              461       8.14       8.18        3,763      0.54        1.55      1.59      -23.28     -23.25
    2001              475      10.61      10.66        5,069      1.49        1.55      1.59       -1.24       6.09

AllianceBernstein Technology Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              169 $     6.61 $     6.61 $      1,115      0.00 %      1.35 %    1.35 %     42.08 %    42.08 %
    2002               53       4.65       4.65          248      0.00        1.35      1.35      -42.52     -42.52
    2001              289       8.09       8.09        2,337      0.00        1.35      1.35      -19.18     -19.18

MFS Emerging Growth Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,242 $     4.20 $    11.93 $     13,007      0.00 %      1.35 %    1.59 %     28.18 %    28.42 %
    2002            1,393       3.28       9.28       11,503      0.00        1.35      1.59      -34.81     -34.68
    2001            1,760       5.03      14.21       23,045      0.00        1.35      1.59      -34.54      14.69
    2000            1,856      21.65      21.65       40,193                  1.35      1.35      -20.76     -20.76
    1999            1,525      27.30      27.30       41,631                  1.35      1.35       74.17      74.17



5. UNIT VALUES (Continued)

MFS Research Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002            1,131       9.67       9.67       10,946      0.28        1.35      1.35      -25.59     -25.59
    2001            1,469      12.99      12.99       19,095      1.20        1.35      1.35      -22.39     -22.39
    2000            1,666      16.73      16.73       27,877                  1.35      1.35       -6.22      -6.22
    1999            1,278      17.82      17.82       22,776                  1.35      1.35       22.26      22.26

MFS Investors Trust Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002              164       6.20       8.14        1,071      0.53        1.55      1.59      -22.21     -22.18
    2001              134       7.98      10.46        1,069      0.00        1.55      1.59      -17.29       4.64

AIM V.I. Premier Equity Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,438 $     5.66 $    12.93 $     17,886      0.29 %      1.35 %    1.59 %     23.11 %    23.34 %
    2002            1,665       4.59      10.48       16,890      0.29        1.35      1.59      -31.36     -31.23
    2001            2,276       6.69      15.22       33,902      0.12        1.35      1.59      -13.95       6.02
    2000            2,338      17.65      17.65       41,259                  1.35      1.35      -15.87     -15.87
    1999            2,198      20.96      20.96       46,076                  1.35      1.35       28.03      28.03



5. UNIT VALUES (Continued)

AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              600 $    11.96 $    11.96 $      7,176      0.00 %      1.35 %    1.35 %     27.72 %    27.72 %
    2002              717       9.36       9.36        6,716      0.00        1.35      1.35      -25.41     -25.41
    2001              876      12.54      12.54       10,988      0.00        1.35      1.35      -24.39     -24.39
    2000            1,018      16.57      16.57       16,870                  1.35      1.35      -12.19     -12.19
    1999              742      18.86      18.86       13,990                  1.35      1.35       42.53      42.53

AIM V.I. International Growth Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $     6.02 $    10.76 $        718      0.53 %      1.55 %    1.59 %     27.03 %    27.08 %
    2002              113       4.74       8.47          560      0.30        1.55      1.59      -17.01     -16.97
    2001              641       5.71      10.20        3,661     11.13        1.55      1.59      -24.75       1.99

Davis Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,545 $     9.01 $    11.33 $     14,854      0.81 %      1.35 %    1.59 %     27.71 %    27.95 %
    2002            1,098       7.05       8.87        8,199      0.76        1.35      1.59      -17.58     -17.43
    2001              925       8.56      10.76        8,367      1.82        1.35      1.59      -11.82       7.56



5. UNIT VALUES (Continued)

Total Return Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            2,924 $    10.89 $    12.69 $     34,163      2.80 %      1.35 %    1.59 %      3.39 %     3.58 %
    2002            1,646      10.51      12.27       18,618      4.06        1.35      1.59        7.37       7.57
    2001              946       9.93      11.43       10,794      8.73        1.55      1.59       -0.71       6.67

Seligman Small-Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              136 $    14.74 $    18.14 $      2,321      0.00 %      1.55 %    1.59 %     47.58 %    47.64 %
    2002              205       9.98      12.29        2,425      0.00        1.55      1.59      -16.71     -16.67
    2001              389      11.98      14.75        5,716      0.65        1.55      1.59       19.78      21.56

Delaware VIP Trend Series
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003                0 $     0.00 $     0.00 $          0      0.00 %      0.00 %    0.00 %      0.00 %     0.00 %
    2002               96       5.33       9.26          631      0.00        1.55      1.59      -21.20     -21.17
    2001               63       6.77      11.74          429      0.00        1.55      1.59      -16.68      17.41



5. UNIT VALUES (Continued)

Emerging Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              103 $     4.35 $     8.88 $        461      0.00 %      1.55 %    1.59 %     25.34 %    25.39 %
    2002              137       3.47       7.09          480      0.24        1.55      1.59      -33.55     -33.53
    2001              125       5.22      10.66          666      0.00        1.55      1.59      -32.58       6.58

VP International Fund
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              506 $     7.82 $     7.82 $      3,953      0.75 %      1.35 %    1.35 %     22.78 %    22.78 %
    2002              546       6.37       6.37        3,473      0.72        1.35      1.35      -21.48     -21.48
    2001              411       8.10       8.10        3,333      0.00        1.35      1.35      -19.06     -19.06

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              493 $    11.38 $    11.42 $      5,632      0.00 %      1.35 %    1.59 %     34.90 %    35.16 %
    2002              412       8.43       8.44        3,483      0.00        1.35      1.59      -15.68     -15.62



5. UNIT VALUES (Continued)

Roszel / Lord Abbett Bond Debenture Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              108 $    12.08 $    12.09 $      1,308      5.82 %      1.55 %    1.59 %     15.17 %    15.22 %
    2002               16      10.49      10.49          173      0.00        1.55      1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,008 $    11.00 $    11.04 $     11,118      0.29 %      1.35 %    1.59 %     22.78 %    23.01 %
    2002              953       8.96       8.97        8,547      0.00        1.35      1.59      -10.42     -10.35

Roszel / PIMCO Small Cap Value Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              491 $    12.21 $    12.26 $      6,002      1.55 %      1.35 %    1.59 %     31.09 %    31.34 %
    2002              661       9.32       9.33        6,153      2.37        1.35      1.59       -6.84      -6.78



5. UNIT VALUES (Continued)

Roszel / Seligman Mid Cap Growth Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              151 $    11.95 $    11.99 $      1,807      0.00 %      1.35 %    1.59 %     31.23 %    31.48 %
    2002               88       9.11       9.12          797      0.00        1.35      1.59       -8.93      -8.87

Roszel / Delaware Trend Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              331 $    12.26 $    12.28 $      4,064      0.00 %      1.35 %    1.59 %     22.59 %    22.73 %

Roszel / Lord Abbett Affiliated Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003              362 $    11.98 $    12.00 $      4,344      0.00 %      1.35 %    1.59 %     19.82 %    19.95 %

Roszel / PIMCO CCM Capital Appreciation Portfolio
--------------------------------------------------------------

                                                              Investment       Expense                  Total
December 31,  Units(000's)      Unit Value        Net Assets  Income Ratio      Ratio                  Return
              --------------------------------------------------------------------------------------------------------
                             Lowest    Highest     (000's)                 Lowest    Highest     Lowest    Highest
              --------------------------------------------------------------------------------------------------------
    2003            1,043 $    11.71 $    11.72 $     12,232      0.00 %      1.35 %    1.59 %     17.05 %    17.18 %



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



6. CHARGES AND FEES (Continued)

  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                      Domestic             Core               High              Large            Small Cap
                                       Money               Bond             Current            Cap Core            Value
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund             V.I Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,171              3,040              1,503              1,867              1,671
Activity during 2002:
     Issued                                  9,531                469                 88                137                650
     Redeemed                              (10,132)              (599)              (398)              (236)              (936)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,570              2,910              1,193              1,768              1,385
Activity during 2003:
     Issued                                  4,931              1,579                 77                103                146
     Redeemed                               (5,675)            (1,066)              (129)              (145)              (273)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             2,826              3,423              1,141              1,726              1,258
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                      American           Natural            Global          Utilities and          Global
                                      Balanced          Resources          Allocation          Telecom              Bond
                                        V.I.              Focus               V.I.               V.I.              Focus
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 634                 40              1,822                267                186
Activity during 2002:
     Issued                                      0                  0                132                  2                  0
     Redeemed                                 (102)               (40)              (232)               (70)              (186)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               532                  0              1,722                199                  0
Activity during 2003:
     Issued                                      0                  0                275                  0                  0
     Redeemed                                  (69)                 0               (155)               (34)                 0
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               463                  0              1,842                165                  0
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Basic            Government         Developing           Index              Global
                                       Value               Bond         Capital Markets          500               Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               2,969              2,559                302              2,574                875
Activity during 2002:
     Issued                                    654              1,575                  0                420                 93
     Redeemed                                 (466)              (845)               (43)              (733)              (242)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             3,157              3,289                259              2,261                726
Activity during 2003:
     Issued                                    307                397                  0              1,564                 54
     Redeemed                                 (424)            (1,572)              (259)              (807)              (110)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             3,040              2,114                  0              3,018                670
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                       Focus            Large Cap         Fundamental                            Large Cap
                                       Twenty             Value              Growth         International          Growth
                                        V.I.               V.I.               V.I.            Value V.I.            V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 448                 83              1,583              2,563                308
Activity during 2002:
     Issued                                      2                522              4,896                336                106
     Redeemed                                 (204)              (113)            (3,440)              (937)               (77)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               246                492              3,039              1,962                337
Activity during 2003:
     Issued                                      1                190                652              1,463                235
     Redeemed                                 (247)              (170)            (1,791)            (1,474)              (147)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                512              1,900              1,951                425
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                    AllianceBernstein  AllianceBernstein                            MFS
                                 AllianceBernstein       Premier           Growth and     AllianceBernstein       Emerging
                                       Quasar             Growth             Income           Technology           Growth
                                     Portfolio          Portfolio          Portfolio          Portfolio            Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 998              3,674                475                289              1,760
Activity during 2002:
     Issued                                     51                148                320                 40                751
     Redeemed                                 (530)              (806)              (334)              (276)            (1,118)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               519              3,016                461                 53              1,393
Activity during 2003:
     Issued                                      5                287                 55                176                 56
     Redeemed                                 (524)              (598)              (160)               (60)              (207)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0              2,705                356                169              1,242
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                           MFS             AIM V.I.           AIM V.I.           AIM V.I.
                                        MFS             Investors           Premier            Capital         International
                                      Research            Trust              Equity          Appreciation          Growth
                                       Series             Series              Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               1,469                134              2,276                876                641
Activity during 2002:
     Issued                                     47                 60                 60                 43              6,178
     Redeemed                                 (385)               (30)              (671)              (202)            (6,706)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,131                164              1,665                717                113
Activity during 2003:
     Issued                                      5                  3                 16                 19              1,894
     Redeemed                               (1,136)              (167)              (243)              (136)            (1,899)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                  0              1,438                600                108
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)


                                                                            Seligman           Delaware
                                       Davis              Total            Small-Cap             VIP              Emerging
                                       Value              Return             Value              Trend              Growth
                                     Portfolio          Portfolio          Portfolio            Series           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 925                946                389                 63                125
Activity during 2002:
     Issued                                    309              1,520                313                188                161
     Redeemed                                 (136)              (820)              (497)              (155)              (149)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,098              1,646                205                 96                137
Activity during 2003:
     Issued                                    627              2,457                129                 10                  4
     Redeemed                                 (180)            (1,179)              (198)              (106)               (38)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             1,545              2,924                136                  0                103
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                        Roszel /           Roszel /           Roszel /           Roszel /
                                                        JP Morgan         Lord Abbett        Lord Abbett           PIMCO
                                         VP             Small Cap             Bond             Mid Cap           Small Cap
                                   International          Growth           Debenture            Value              Value
                                        Fund            Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                 411                  0                  0                  0                  0
Activity during 2002:
     Issued                                    179                489                 21              1,068                684
     Redeemed                                  (44)               (77)                (5)              (115)               (23)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002               546                412                 16                953                661
Activity during 2003:
     Issued                                     46                157                103                684                398
     Redeemed                                  (86)               (76)               (11)              (629)              (568)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               506                493                108              1,008                491
                                 ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     Roszel /                              Roszel /           Roszel /
                                      Seligman          Roszel /              Lord              PIMCO
                                      Mid Cap            Delaware            Abbett          CCM Capital
                                       Growth             Trend            Affiliated        Appreciation
                                     Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                   0                  0                  0                  0
Activity during 2002:
     Issued                                    104                  0                  0                  0
     Redeemed                                  (16)                 0                  0                  0
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                88                  0                  0                  0
Activity during 2003:
     Issued                                     77                344                460              1,064
     Redeemed                                  (14)               (13)               (98)               (21)
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003               151                331                362              1,043
                                 ================== ================== ================== ==================


INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account B, comprised of divisions investing in the Domestic Money Market V.I. Fund (commenced operations November 21, 2003) and Reserve Assets V.I. Fund (liquidated following close of business on November 21, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                                                    Domestic
                                                                                                                     Money
                                                                                                                     Market
                                                                                                                   V.I. Fund
                                                                                                            ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Domestic Money Market V.I. Fund, 612,783 shares
         (Cost $612,783)                                                                                    $             612,783
                                                                                                            ----------------------

Total Assets                                                                                                $             612,783
                                                                                                            ======================


Net Assets
   Accumulation Units                                                                                       $             612,783
                                                                                                            ======================

   Units Outstanding (Note 7)                                                                                              41,996
                                                                                                            ======================

   Unit Value                                                                                               $               14.59
                                                                                                            ======================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                 Divisions Investing In
                                                                                     ====================== ======================
                                                                                             Domestic
                                                                                              Money                 Reserve
                                                                                              Market                 Assets
                                                                                               V.I.                   V.I.
                                                                                               Fund                   Fund
                                                                                     ====================== ======================

Investment Loss:
 Ordinary Dividends (Note 2)                                                         $                 416  $               2,634
 Mortality and Expense Charges (Note 6)                                                               (437)                (3,640)
                                                                                     ---------------------- ----------------------
  Net Investment Loss                                                                                  (21)                (1,006)
                                                                                     ---------------------- ----------------------

Net Decrease in Net Assets
 Resulting from Operations                                                                             (21)                (1,006)
                                                                                     ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                  0                    945
 Contract Owner Withdrawals                                                                       (287,863)            (2,771,048)
 Transfers In (Note 3)                                                                             900,673              2,187,552
 Contract Charges (Note 6)                                                                              (6)                  (163)
                                                                                     ---------------------- ----------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                                            612,804               (582,714)
                                                                                     ---------------------- ----------------------
Total Increase (Decrease) in Net Assets                                                            612,783               (583,720)
Net Assets, Beginning of Period                                                                          0                583,720
                                                                                     ---------------------- ----------------------
Net Assets, End of Period                                                            $             612,783  $                   0
                                                                                     ====================== ======================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                     Division Investing In
                                                                                     ======================

                                                                                             Reserve
                                                                                              Assets
                                                                                               V.I.
                                                                                               Fund
                                                                                     ======================

Investment Income:
 Ordinary Dividends (Note 2)                                                         $               8,771
 Mortality and Expense Charges (Note 6)                                                             (4,560)
                                                                                     ----------------------
  Net Investment Income                                                                              4,211
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                           4,211
                                                                                     ----------------------
Contract Transactions:
 Contract Owner Withdrawals                                                                     (3,394,155)
 Transfers In (Note 3)                                                                           3,138,008
 Contract Charges (Note 6)                                                                            (206)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                           (256,353)
                                                                                     ----------------------
Total Decrease in Net Assets                                                                      (252,142)
Net Assets, Beginning of Period                                                                    835,862
                                                                                     ----------------------
Net Assets, End of Period                                                            $             583,720
                                                                                     ======================
See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Domestic Money Market V.I. Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Domestic Money Market V.I. Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business
   ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  B provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without  regard to  the  guaranteed  minimum  death benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The  operations  of Separate Account B are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3.   TRANSFERS IN

  Transfers in include transfers from the investment divisions of ML of New York Variable Annuity Separate Account A.


4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           618,158  $             5,375
Reserve Assets V.I. Fund                                                        101,125              684,845
                                                                    -------------------- --------------------
                                                                    $           719,283  $           690,220
                                                                    ==================== ====================



5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Domestic Money Market V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2003              41,996   $      14.59   $    612,783            0.62%               0.65%          -0.21%

Reserve Assets V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2003                   0   $       0.00   $          0            0.00%               0.00%           0.00%
       2002              39,940          14.62        583,720            1.25                0.65            0.52
       2001              57,520          14.53        835,862            3.78                0.65            3.07
       2000              83,239          14.09      1,172,961                                0.65            5.17
       1999              86,356          13.39      1,156,311                                0.65            4.02



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.


  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 0.65% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2003 and 2002 were as follows:

                                                           Domestic
                                                             Money            Reserve
                                                            Market            Assets
                                                            V.I.              V.I.
                                                             Fund              Fund
                                                       ================= =================

Outstanding at January 1, 2002                                        0            57,520
Activity during 2002:
     Issued                                                           0             7,567
     Redeemed                                                         0           (25,147)
                                                       ----------------- -----------------

Outstanding at December 31, 2002                                      0            39,940
Activity during 2003:
     Issued                                                      42,493             6,743
     Redeemed                                                      (497)          (46,683)
                                                       ----------------- -----------------

Outstanding at December 31, 2003                                 41,996                 0
                                                       ================= =================


INDEPENDENT AUDITORS' REPORT

The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for stock-based compensation to conform to SFAS 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure, and retroactively, restated the 2003, 2002 and 2001 financial statements.

Deloitte & Touche, LLP
New York, New York

March 1, 2004 (May 4, 2004 as to Note 2)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                                  2003 (1)         2002 (1)
                                                                                ------------     ------------
ASSETS

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
        (amortized cost: 2003 - $177,770 ; 2002 - $161,708)                     $    182,182     $    165,467
    Equity securities, at estimated fair value
        (cost: 2003 - $0; 2002 - $5,896)                                                   -            5,625
    Policy loans on insurance contracts                                               80,992           86,603
                                                                                ------------     ------------

        Total Investments                                                            263,174          257,695

CASH AND CASH EQUIVALENTS                                                             12,338           23,092
ACCRUED INVESTMENT INCOME                                                              4,332            4,845
DEFERRED POLICY ACQUISITION COSTS                                                     25,035           27,522
FEDERAL INCOME TAXES - CURRENT                                                             -            1,628
OTHER ASSETS                                                                           3,648            4,143
SEPARATE ACCOUNTS ASSETS                                                             943,233          810,384
                                                                                ------------     ------------

TOTAL ASSETS                                                                    $  1,251,760     $  1,129,309
                                                                                ============     ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                                  2003 (1)         2002 (1)
                                                                                ------------     ------------
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
        Policyholders' account balances                                         $    216,197     $    232,908
        Claims and claims settlement expenses                                          4,071            3,289
                                                                                ------------     ------------
                     Total policyholder liabilities and accruals                     220,268          236,197

    OTHER POLICYHOLDER FUNDS                                                           2,114              787
    FEDERAL INCOME TAXES - DEFERRED                                                    4,698            6,890
    FEDERAL INCOME TAXES - CURRENT                                                       965                -
    AFFILIATED PAYABLES - NET                                                          2,837            2,470
    OTHER LIABILITIES                                                                     28              498
    SEPARATE ACCOUNTS LIABILITIES                                                    943,233          810,384
                                                                                ------------     ------------

                     Total Liabilities                                             1,174,143        1,057,226
                                                                                ------------     ------------

STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000 shares
        authorized, issued and outstanding                                             2,200            2,200
    Additional paid-in capital                                                        52,310           52,310
    Retained earnings                                                                 21,756           17,384
    Accumulated other comprehensive income                                             1,351              189
                                                                                ------------     ------------
                     Total Stockholder's Equity                                       77,617           72,083
                                                                                ------------     ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $  1,251,760     $  1,129,309
                                                                                ============     ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003 (1)          2002 (1)          2001 (1)
                                                                             ------------      ------------      ------------
REVENUES:

    Policy charge revenue                                                    $     16,388      $     17,963      $     18,723
    Net investment income                                                          12,775            14,583            15,870
    Net realized investment gains (losses)                                            633            (3,158)           (2,477)
                                                                             ------------      ------------      ------------

                  Total Revenues                                                   29,796            29,388            32,116
                                                                             ------------      ------------      ------------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances                            9,756            10,610            10,925
    Policy benefits (net of reinsurance recoveries: 2003 - $705;
       2002 - $959; 2001 - $648)                                                    4,027             4,486             3,050
    Reinsurance premium ceded                                                       1,577             1,748             1,947
    Amortization of deferred policy acquisition costs                               4,810             5,467             3,500
    Insurance expenses and taxes                                                    3,562             3,402             4,921
                                                                             ------------      ------------      ------------

                  Total Benefits and Expenses                                      23,732            25,713            24,343
                                                                             ------------      ------------      ------------

                  Net Earnings Before Federal Income Tax Provision                  6,064             3,675             7,773
                                                                             ------------      ------------      ------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                                                         4,510            (2,856)            1,209
    Deferred                                                                       (2,818)            3,423             2,302
                                                                             ------------      ------------      ------------

                  Total Federal Income Tax Provision                                1,692               567             3,511
                                                                             ------------      ------------      ------------

NET EARNINGS                                                                 $      4,372      $      3,108      $      4,262
                                                                             ============      ============      ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001(1)
                                                                                     ----------      ----------      ----------
NET EARNINGS                                                                         $    4,372      $    3,108      $    4,262
                                                                                     ----------      ----------      ----------
OTHER COMPREHENSIVE INCOME:

    Net unrealized gains on available-for-sale securities:
       Net unrealized holding gains (losses) arising during the period                    1,245            (237)            936
       Reclassification adjustment for (gains) losses included in net earnings             (321)          3,160           2,238
                                                                                     ----------      ----------      ----------

       Net unrealized gains on investment securities                                        924           2,923           3,174

       Adjustments for:
              Policyholder liabilities                                                      864            (880)           (228)
              Deferred federal income taxes                                                (626)           (715)         (1,031)
                                                                                     ----------      ----------      ----------

    Total other comprehensive income, net of tax                                          1,162           1,328           1,915
                                                                                     ----------      ----------      ----------

COMPREHENSIVE INCOME                                                                 $    5,534      $    4,436      $    6,177
                                                                                     ==========      ==========      ==========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                              Accumulated
                                                     Additional                  other            Total
                                            Common    paid-in     Retained    comprehensive   stockholder's
                                             stock    capital    earnings(1)  income (loss)     equity (1)
                                            -------  ----------  -----------  -------------   -------------
BALANCE, JANUARY 1, 2001                    $ 2,200  $   52,310  $   10,014   $      (3,054)  $      61,470

    Net earnings                                                      4,262                           4,262
    Other comprehensive income, net of tax                                            1,915           1,915
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2001                    2,200      52,310      14,276          (1,139)         67,647

    Net earnings                                                      3,108                           3,108
    Other comprehensive income, net of tax                                            1,328           1,328
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2002                    2,200      52,310      17,384             189          72,083

    Net earnings                                                      4,372                           4,372
    Other comprehensive income, net of tax                                            1,162           1,162
                                            -------  ----------  ----------   -------------   -------------

BALANCE, DECEMBER 31, 2003                  $ 2,200  $   52,310  $   21,756   $       1,351   $      77,617
                                            =======  ==========  ==========   =============   =============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001(1)
                                                                                     ----------      ----------      ----------
Cash Flows From Operating Activities:
   Net earnings                                                                      $    4,372      $    3,108      $    4,262
   Noncash items included in earnings:
      Amortization of deferred policy acquisition costs                                   4,810           5,467           3,500
      Capitalization of policy acquisition costs                                         (2,323)         (2,074)         (4,220)
      Amortization of investments                                                           689             837             307
      Interest credited to policyholders' account balances                                9,756          10,610          10,925
      Provision (benefit) for deferred Federal income tax                                (2,818)          3,423           2,302
   (Increase) decrease in operating assets:
      Accrued investment income                                                             513            (197)            (27)
      Federal income taxes - current                                                      1,628          (1,628)            129
      Other                                                                                 495               6           1,928
   Increase (decrease) in operating liabilities:
      Claims and claims settlement expenses                                                 782            (820)           (829)
      Other policyholder funds                                                            1,327            (338)            139
      Federal income taxes - current                                                        965            (194)            194
      Affiliated payables - net                                                             367           1,710            (366)
      Other                                                                                (470)           (483)         (1,198)
   Other operating activities:
      Net realized investment (gains) losses (excluding gains on cash and
        cash equivalents)                                                                  (633)          3,158           2,478
                                                                                     ----------      ----------      ----------

        Net cash and cash equivalents provided by operating activities                   19,460          22,585          19,524
                                                                                     ----------      ----------      ----------

Cash Flow From Investing Activities:
   Proceeds from (payments for):
      Sales of available-for-sale securities                                             38,922          32,338          24,345
      Maturities of available-for-sale securities                                        60,331          24,996          31,446
      Purchases of available-for-sale securities                                       (109,475)        (74,117)        (52,428)
      Policy loans on insurance contracts                                                 5,611           6,364          (2,600)
                                                                                     ----------      ----------      ----------
        Net cash and cash equivalents provided by (used in) investing activities         (4,611)        (10,419)            763
                                                                                     ----------      ----------      ----------

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                      2003 (1)        2002 (1)        2001 (1)
                                                                                     ----------      ----------      ----------
Cash Flows From Financing Activities:
   Proceeds from (payments for):
      Policyholder deposits (excludes internal policy replacement deposits)              57,372          62,927         107,009
      Policyholder withdrawals (including transfers to/from separate accounts)          (82,975)        (72,525)       (126,286)
                                                                                     ----------      ----------      ----------

       Net cash and cash equivalents used in financing activities                       (25,603)         (9,598)        (19,277)
                                                                                     ----------      ----------      ----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                    (10,754)          2,568           1,010

CASH AND CASH EQUIVALENTS:
    Beginning of year                                                                    23,092          20,524          19,514
                                                                                     ----------      ----------      ----------

    End of year                                                                      $   12,338      $   23,092      $   20,524
                                                                                     ==========      ==========      ==========

Supplementary Disclosure of Cash Flow Information:
    Cash paid to (received from) affiliates for:
       Federal income taxes                                                          $    1,917      $   (1,034)     $      886
       Interest                                                                              18              11              64

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

      The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

      BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

      For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

      Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

      REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

      Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income, net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

      For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

      Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

      Policy loans on insurance contracts are stated at unpaid principal balances.

      DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

      Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

      During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                                           2003            2002            2001
                                        ----------      ----------      ----------
Beginning balance                       $    9,703      $   11,341      $   12,765
Capitalized amounts                              -               -              17
Interest accrued                               728             851             957
Amortization                                (1,601)         (2,489)         (2,398)
                                        ----------      ----------      ----------
Ending balance                          $    8,830      $    9,703      $   11,341
                                        ==========      ==========      ==========

      The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2004             $600
2005             $646
2006             $738
2007             $726
2008             $718

      SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

      Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's Statements of Earnings.

      POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products                                    4.00%
Interest-sensitive deferred annuities                               3.00% - 7.40%
Immediate annuities                                                 3.00% - 8.80%

      These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

      CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

      INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

      The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

      The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

      ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

      On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1 will approximately result in a $3.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

      In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

NOTE 2. OTHER EVENTS

      Effective for the first quarter of 2004, Merrill Lynch & Co. adopted the fair value method of accounting for stock-based compensation under SFAS 123, Accounting for Stock-Based Compensation, using the retroactive restatement method described in SFAS 148, Accounting for Stock-Based Compensation - Transition and Disclosure. Under the fair value recognition provisions of SFAS 123, stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. The adoption of the fair value method of accounting by Merrill Lynch & Co. resulted in additional allocated compensation expense to the Company. The December 31, 2003 and December 31, 2002 Balance Sheets have been restated for the allocation of these expenses. Accordingly, the December 31, 2003 Balance Sheet reflects a $127 decrease in current federal income taxes payable, a $377 increase in net affiliated payables, and a $250 decrease in retained earnings. The December 31, 2002 Balance Sheet reflects a $124 increase in current federal income taxes receivable, a $367 increase in net affiliated payables, and a $243 decrease in retained earnings.

      For the years ended December 31, 2003, 2002, and 2001, $10 ($7 after-tax), $66 ($43 after-tax), and $101 ($67 after-tax), respectively, of additional compensation expense was recorded. This expense is reported as a component of insurance expenses and taxes in the Statements of Earnings.

      In addition, Note 5, Note 7, and Note 10 to the Financial Statements have been restated accordingly.

NOTE 3. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                    2003             2002
                                                                                ------------     ------------
Assets:
    Fixed maturity securities (1)                                               $    182,182     $    165,467
    Equity securities (1)                                                                  -            5,625
    Policy loans on insurance contracts (2)                                           80,992           86,603
    Cash and cash equivalents (3)                                                     12,338           23,092
    Separate Accounts assets (4)                                                     943,233          810,384
                                                                                ------------     ------------
Total financial instruments                                                     $  1,218,745     $  1,091,171
                                                                                ============     ============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $21,702 and $20,353, had an estimated fair value of $22,580 and $18,844, respectively.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 4. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:

                                                                        2003
                                               -------------------------------------------------------
                                                                Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                               ----------     ----------     ----------     ----------
Fixed maturity securities:
        Corporate debt securities              $  158,415     $    4,420     $    1,082     $  161,753
        U.S. Government and agencies               15,049            748              -         15,797
        Foreign governments                         3,005            248              2          3,251
        Mortgage-backed securities                  1,301             90             10          1,381
                                               ----------     ----------     ----------     ----------

           Total fixed maturity securities     $  177,770     $    5,506     $    1,094     $  182,182
                                               ==========     ==========     ==========     ==========

                                                                        2002
                                               -------------------------------------------------------
                                                 Cost /         Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized        Fair
                                                  Cost          Gains          Losses          Value
                                               ----------     ----------     ----------     ----------
Fixed maturity securities:
        Corporate debt securities              $  137,726     $    4,582     $    2,542     $  139,766
        U.S. Government and agencies               20,054          1,329              -         21,383
        Foreign governments                         2,008            205              -          2,213
        Mortgage-backed securities                  1,920            185              -          2,105
                                               ----------     ----------     ----------     ----------

           Total fixed maturity securities     $  161,708     $    6,301     $    2,542     $  165,467
                                               ==========     ==========     ==========     ==========

Equity securities:
        Non-redeemable preferred stocks        $    5,896     $       35     $      306     $    5,625
                                               ==========     ==========     ==========     ==========

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                                 Less than 12 Months           More than 12 Months                  Total
                                              -------------------------     -------------------------     -------------------------
                                              Estimated      Unrealized     Estimated      Unrealized     Estimated      Unrealized
                                              Fair Value       Losses       Fair Value       Losses       Fair Value       Losses
                                              ----------     ----------     ----------     ----------     ----------     ----------
Fixed Maturity Securities:
     Corporate debt securities                $   37,273     $      856     $    1,227     $      226     $   38,500     $    1,082
     Foreign governments                             997              2              -              -            997              2
     Mortgage-backed securities                      604             10              -              -            604             10
                                              ----------     ----------     ----------     ----------     ----------     ----------

Total temporarily impaired securities         $   38,874     $      868     $    1,227     $      226     $   40,101     $    1,094
                                              ==========     ==========     ==========     ==========     ==========     ==========

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $786, $3,503, and $405 for the years ended December 31, 2003, 2002, and 2001 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                                                  Estimated
                                                                                 Amortized          Fair
                                                                                    Cost            Value
                                                                                ------------     ------------
Fixed maturity securities:
        Due in one year or less                                                 $     20,935     $     21,123
        Due after one year through five years                                        138,415          141,602
        Due after five years through ten years                                         8,437            8,809
        Due after ten years                                                            8,682            9,267
                                                                                ------------     ------------
                                                                                     176,469          180,801

        Mortgage-backed securities                                                     1,301            1,381
                                                                                ------------     ------------

           Total fixed maturity securities                                      $    177,770     $    182,182
                                                                                ============     ============

      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                                                  Estimated
                                                                                  Amortized         Fair
                                                                                    Cost            Value
                                                                                ------------     ------------
AAA                                                                             $     52,686     $     54,211
AA                                                                                    29,903           30,067
A                                                                                     75,576           78,176
BBB                                                                                   18,211           18,395
Non-investment grade                                                                   1,394            1,333
                                                                                ------------     ------------

       Total fixed maturity securities                                          $    177,770     $    182,182
                                                                                ============     ============

      The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income as of December 31 were as follows:

                                                                                    2003             2002
                                                                                ------------     ------------
Assets:
    Fixed maturity securities                                                   $      4,412     $      3,759
    Equity securities                                                                      -             (271)
                                                                                ------------     ------------
                                                                                       4,412            3,488
                                                                                ------------     ------------
Liabilities:
    Policyholders' account balances                                                    2,334            3,198
    Federal income taxes - deferred                                                      727              101
                                                                                ------------     ------------
                                                                                       3,061            3,299
                                                                                ------------     ------------
Stockholder's equity:
    Accumulated other comprehensive income                                      $      1,351     $        189
                                                                                ============     ============

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                           2003           2002           2001
                                        ----------     ----------     ----------
Proceeds                                $   38,922     $   32,338     $   24,345
Gross realized investment gains              2,485          1,259            223
Gross realized investment losses             1,852          4,417          2,701

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $7,903, $12,335 and $8,739 for the years ended December 31, 2003, 2002, and 2001, respectively.

      The Company had investment securities with a carrying value of $959 that were deposited with insurance regulatory authorities at both December 31, 2003 and 2002.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income arose from the following sources for the years ended December 31:

                                                          2003            2002            2001
                                                       ----------      ----------      ----------
Fixed maturity securities                              $    8,589      $    9,131      $    9,929
Equity securities                                             206             855           1,104
Policy loans on insurance contracts                         4,004           4,400           4,440
Cash and cash equivalents                                     221             410             760
Other                                                          52              72               1
                                                       ----------      ----------      ----------

Gross investment income                                    13,072          14,868          16,234
Less investment expenses                                     (297)           (285)           (364)
                                                       ----------      ----------      ----------

Net investment income                                  $   12,775      $   14,583      $   15,870
                                                       ==========      ==========      ==========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                          2003           2002            2001
                                                       ----------     ----------      ----------
Fixed maturity securities                              $      460     $   (3,642)     $   (2,458)
Equity securities                                             173            484             (20)
Cash and cash equivalents                                       -              -               1
                                                       ----------     ----------      ----------

Net realized investment gains (losses)                 $      633     $   (3,158)     $   (2,477)
                                                       ==========     ==========      ==========

NOTE 5. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                              2003            2002            2001
                                                                           ----------      ----------      ----------
Provision for income taxes computed at Federal statutory rate              $    2,123      $    1,286      $    2,722
Increase (decrease) in income taxes resulting from:
        Dividend received deduction                                              (243)           (707)            (78)
           Foreign tax credit                                                    (188)            (12)             17
           Interest adjustments                                                     -               -             832
        Non-deductible fees                                                         -               -              18
                                                                           ----------      ----------      ----------

Federal income tax provision                                               $    1,692      $      567      $    3,511
                                                                           ==========      ==========      ==========

      The Federal statutory rate for each of the three years ended December 31 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                         2003            2002            2001
                                                                      ----------      ----------      ----------
Policyholders' account balances                                       $   (2,308)     $    4,335      $    1,859
Deferred policy acquisition costs                                           (508)           (852)            440
Investment adjustments                                                        (2)            (60)              3
                                                                      ----------      ----------      ----------

Deferred Federal income tax provision (benefit)                       $   (2,818)     $    3,423      $    2,302
                                                                      ==========      ==========      ==========

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2003             2002
                                                                                ------------     ------------
Deferred tax assets:
    Investment adjustments                                                      $      1,446     $      1,444
    Policyholders' account balances                                                      924                -
                                                                                ------------     ------------
           Total deferred tax assets                                                   2,370            1,444
                                                                                ------------     ------------

Deferred tax liabilities:
    Deferred policy acquisition costs                                                  6,341            6,849
    Net unrealized investment gain on investment securities                              727              101
    Policyholders' account balances                                                        -            1,384
                                                                                ------------     ------------
           Total deferred tax liabilities                                              7,068            8,334
                                                                                ------------     ------------

           Net deferred tax liability                                           $      4,698     $      6,890
                                                                                ============     ============

      The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 6. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $124 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2003, the Company had the following life insurance inforce:

                                                                                       Percentage
                                           Ceded to       Assumed                      of amount
                             Gross          other        from other        Net         assumed to
                             amount       companies      companies        amount          net
                           ----------     ----------     ----------     ----------     ----------
Life insurance
    inforce                $  692,752     $  101,108     $    1,976     $  593,620        0.3%

      The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 2% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,441, $3,478 and $5,064 for 2003, 2002 and 2001 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $18, $11 and $64 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $171, $150 and $145 for 2003, 2002 and 2001, respectively.

      During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (`the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $101 and $22 during 2003 and 2002, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,267, $1,902 and $3,910 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 8. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2003, 2002 or 2001.

      Statutory capital and surplus at December 31, 2003 and 2002, was $28,371, and $21,411, respectively. At December 31, 2003 and 2002, approximately $2,617 and $1,921, respectively, of stockholder's equity was available for distribution to MLIG.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $6,567, ($13,824) and $348, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

      The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003, and 2002, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 9. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
                2003                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $      485     $    1,697     $      837     $    3,019
Other revenues                                      7,605          9,416              -         17,021
                                               ----------     ----------     ----------     ----------

Net revenues                                        8,090         11,113            837         20,040
                                               ----------     ----------     ----------     ----------

Policy benefits                                     2,114          1,913              -          4,027
Reinsurance premium ceded                           1,562             15              -          1,577
Amortization of deferred policy
   acquisition costs                                1,632          3,178              -          4,810
Other non-interest expenses                         1,219          2,343              -          3,562
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         6,527          7,449              -         13,976
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   1,563          3,664            837          6,064
Federal income tax provision                          306          1,093            293          1,692
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,257     $    2,571     $      544     $    4,372
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  397,569     $  831,328     $   22,863     $1,251,760
Deferred policy acquisition costs                  10,179         14,856              -         25,035
Policyholder liabilities and accruals              93,172        127,096              -        220,268
Other policyholder funds                              677          1,437              -          2,114

                                                 Life
                2002                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $      662     $    2,503     $      808     $    3,973
Other revenues                                      8,440          6,478           (113)        14,805
                                               ----------     ----------     ----------     ----------

Net revenues                                        9,102          8,981            695         18,778
                                               ----------     ----------     ----------     ----------

Policy benefits                                     2,216          2,270              -          4,486
Reinsurance premium ceded                           1,748              -              -          1,748
Amortization of deferred policy
   acquisition costs                                2,163          3,304              -          5,467
Other non-interest expenses                         1,245          2,157              -          3,402
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         7,372          7,731              -         15,103
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   1,730          1,250            695          3,675
Federal income tax provision (benefit)                367            (43)           243            567
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,363     $    1,293     $      452     $    3,108
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  390,290     $  725,557     $   13,462     $1,129,309
Deferred policy acquisition costs                  11,760         15,762              -         27,522
Policyholder liabilities and accruals              99,271        136,926              -        236,197
Other policyholder funds                              588            199              -            787

                                                 Life
                2001                           Insurance      Annuities        Other          Total
                                               ----------     ----------     ----------     ----------
Net interest spread (a)                        $    1,311     $    2,638     $      996     $    4,945
Other revenues                                      9,028          7,210              8         16,246
                                               ----------     ----------     ----------     ----------

Net revenues                                       10,339          9,848          1,004         21,191
                                               ----------     ----------     ----------     ----------

Policy benefits                                     1,322          1,728              -          3,050
Reinsurance premium ceded                           1,947              -              -          1,947
Amortization of deferred policy
   acquisition costs                                2,018          1,482              -          3,500
Other non-interest expenses                         2,094          2,827              -          4,921
                                               ----------     ----------     ----------     ----------

Total non-interest expenses                         7,381          6,037              -         13,418
                                               ----------     ----------     ----------     ----------

Net earnings before Federal income
    tax provision                                   2,958          3,811          1,004          7,773
Federal income tax provision                        1,121          2,039            351          3,511
                                               ----------     ----------     ----------     ----------

Net earnings                                   $    1,837     $    1,772     $      653     $    4,262
                                               ==========     ==========     ==========     ==========

Balance Sheet Information:

Total assets                                   $  452,156     $  828,087     $   21,397     $1,301,640
Deferred policy acquisition costs                  13,847         17,068              -         30,915
Policyholder liabilities and accruals             107,660        127,465              -        235,125
Other policyholder funds                              686            439              -          1,125

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                                   2003           2002            2001
                                                                ----------     ----------      ----------
Life Insurance
               Variable life                                    $    8,041     $    8,919      $    9,989
               Interest-sensitive whole life                            49            183             350
                                                                ----------     ----------      ----------

               Total Life Insurance                                  8,090          9,102          10,339
                                                                ----------     ----------      ----------

Annuities
               Variable annuities                                    9,587          9,782           9,853
               Interest-sensitive annuities                          1,526           (801)             (5)
                                                                ----------     ----------      ----------

               Total Annuities                                      11,113          8,981           9,848
                                                                ----------     ----------      ----------

Other                                                                  837            695           1,004
                                                                ----------     ----------      ----------

Total                                                           $   20,040     $   18,778      $   21,191
                                                                ==========     ==========      ==========

                                   * * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
     (1)           Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2003 and for the two
                    years ended December 31, 2003 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (2)           Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2003 and for the two
                    years ended December 31, 2003 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (3)           Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2003 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement)
(b)  Exhibits
     (1)           Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
     (2)           Not Applicable
     (3)           Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
     (4)  (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                    Annuity Endorsement. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-43654 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).

                      (i)        Tax-Sheltered Annuity Endorsement (Incorporated by Reference to Registrant's Post- Effective
                                  Amendment No. 14 to Form N-4, Registration No. 33-43654 Filed April 16, 1999).
                      (j)        Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 20 to Form N-4, Registration No. 33-43654 Filed August 15,
                                  2002.)
           (5)        (a)        ML Life Insurance Company of New York Variable Annuity Application (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (b)        ML Life Insurance Company of New York Variable Annuity Application (MLNY010) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43654 Filed April 25, 1996).
           (6)        (a)(i)     Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
           (6)        (a)(ii)    Certificate of Amendment of the Charter of ML Life Insurance Company of New York (Incorporated
                                  by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43654 Filed December 9, 1996).
                      (b)        By-Laws of ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
           (7)                   Not Applicable
           (8)        (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed April 28, 1994).
                      (b)        Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life
                                  Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (c)        Management Agreement Between ML Life Insurance Company of New York and Merrill Lynch Asset
                                  Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (d)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (e)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market
                                  Fund (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (f)        Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series
                                  Funds, Inc. Relating to Valuation and Purchase Procedures (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).

                      (g)        Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43654 Filed December 9, 1996).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life
                                  Agency (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                                  N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (i)        Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and
                                  Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Registration
                                  Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill
                                  Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5
                                  to Form N-4, Registration No. 33-43654 Filed April 28, 1994).
                      (k)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life
                                  Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (l)        Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors,
                                  Inc., and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43654 Filed April 23, 1997).
                      (m)        Amendment to the Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM
                                  Distributors, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference to
                                  Registrant's Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17,
                                  2000).
                      (n)        Form of Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital
                                  Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (o)        Form of Participation Agreement Among MFS Variable Insurance Trust, ML Life Insurance Company
                                  of New York, and Massachusetts Financial Services Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed
                                  December 9, 1996).
                      (p)        Form of Participation Agreement Among ML Life Insurance Company of New York, Hotchkis and
                                  Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                      (q)        Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York,
                                  Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No.
                                  33-43654 Filed May 1, 1998).
                      (r)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                      (s)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).

          (t)      Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated and ML Life Insurance Company of New York (Incorporated by
                   Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                   Registration No. 33-43654 Filed May 1, 1998).
          (u)      Form of Participation Agreement Between Mercury Asset Management V.I. Funds,
                    Inc. and ML Life Insurance Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 14 to Form N-4, Registration No.
                    33-43654 Filed April 16, 1999).
          (v)      Form of Amendment to Participation Agreement Among ML Life Insurance Company
                    of New York, Alliance Capital Management L.P., and Alliance Fund
                    Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (w)      Amendment to the Participation Agreement Among ML Life Insurance Company of
                    New York, Alliance Capital Management L.P., and Alliance Fund Distributors,
                    Inc. Dated June 5, 1998. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed
                    May 1, 2000).
          (x)      Amendment to the Participation Agreement Among ML Life Insurance Company of
                    New York, Alliance Capital Management L.P., and Alliance Fund Distributors,
                    Inc. Dated July 22, 1999. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed
                    May 1, 2000).
          (y)      Amendment to Participation Agreement Between ML Life Insurance Company of New
                    York and Hotchkis and Wiley Variable Trust Dated July 22, 1999.
                    (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15
                    to Form N-4, Registration No. 33-43654 Filed May 1, 2000).
          (z)      Form of Participation Agreement Between American Century Investment Services,
                    Inc. and ML Life Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 17 to Form N-4, Registration
                    No. 33-43654 Filed April 30, 2001).
          (aa)     Form of Participation Agreement Between Davis Variable Account Fund, Inc. and
                    ML Life Insurance Company of New York (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000).
          (bb)     Form of Participation Agreement Between ML Life Insurance Company of New York
                    and PIMCO Variable Insurance Trust. (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000.)
          (cc)     Form of Participation Agreement Between Federated Securities Corp., Insurance
                    Series, and ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 333-34894 Filed April 23, 2004.)
          (dd)     Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors
                    LLC, and ML Life Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                    333-34894 Filed April 23, 2004.)
          (ee)     Form of Participation Agreement Between Van Kampen Life Investment Trust and
                    ML Life Insurance Company of New York. (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed April 17, 2000.)
     (9)           Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent auditors.
          (c)      Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable

     (12)          Not Applicable
     (13) (a)      Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-43654 Filed March 2,
                    1994).
          (b)      Power of Attorney from Robert L. Israeloff (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (c)      Power of Attorney from Cynthia L. Kahn (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (d)      Power of Attorney from Robert A. King (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (e)      Power of Attorney from Irving M. Pollack (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (f)      Power of Attorney from Barry G. Skolnick (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994).
          (g)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to ML Life Insurance Company of New York's
                    Registration Statement on Form S-3, Registration No.
                    333-48983 Filed April 6, 2000).
          (h)      Power of Attorney from Christopher J. Grady (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K, Filed April 2, 2001).
          (i)      Power of Attorney from Joseph Justice (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 Filed September 10, 2001).
          (j)      Power of Attorney from Lori M. Salvo (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 Filed September 10, 2001).
          (k)      Power of Attorney from H. McIntyre Gardner (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 filed September 10, 2001).
          (l)      Power of Attorney from Nikos K. Kardassis (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-69220 filed September 10, 2001).
          (m)      Power of Attorney from Deborah J. Adler (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 333-34894 Filed April 22, 2003).
          (n)      Power of Attorney from Concetta M. Ruggiero (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 333-34894 Filed April 22, 2003).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apartment 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               800 Scudders Mill Road - 3D   Director, President and Chief
                                 Plainsboro, NJ 08536            Executive Officer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Senior Counsel, Director of
                                 Pennington, NJ 08534            Compliance, and Secretary.
Cynthia Kahn Sherman             8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill Road - 3D   Senior Vice President.
                                 Plainsboro, NJ 08536
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Radha Lakshiminarayan            1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Paul Michalowski                 1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Attorney.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor
                                 Pennington, New Jersey 08534


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of March 19, 2004 was 7,201.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer

---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14th Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18th day of May, 2004.


                                           ML of New York Variable Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                   (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 18, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Senior Vice President, Senior
---------------------------------------------    Counsel,
                Lori M. Salvo                    Director of Compliance, and Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
10(a)      Written Consent of Sutherland Asbill & Brennan LLP..........   C-15
10(b)      Written Consent of Deloitte & Touche LLP, independent          C-16
             auditors..................................................
10(c)      Written Consent of Barry G. Skolnick, Esq. .................   C-17